GENERAL (Details)	Feb. 28, 2017	Jan. 31, 2017
Loyalblocks Ltd [Member]
Business Acquisition [Line Items]
Percentage of acquired of share capital		100.00%
DeviantArt [Member]
Business Acquisition [Line Items]
Percentage of acquired of share capital	100.00%